INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of federal income tax expense at the federal statutory rate to the total provision for income taxes
Income before income taxes (benefits)	$ 178	$ 148		$ 496	$ 457	$ 573	$ 574	$ 464
Federal income tax expense at the 21% statutory rate	37	31		104	96	120	121	97
Increases (reductions) in taxes resulting from-
State income taxes, net of federal tax benefit	8	7		22	21	28	28	24
AFUDC equity and other flow-through	(4)	(2)		(10)	(7)	(9)	(5)	(7)
Taxes related to the FET Equity Interest Sale, net	0	0	$ 23	0	23	24	0	0
Remeasurement Of Excess Deferred Income	(70)	0		(70)	0
Excess deferred tax amortization	5	0		3	(1)	(2)	(3)	(2)
Other, net	0	1		(1)	1	1	(1)	(1)
Total income taxes (benefits)	$ (24)	$ 37		$ 48	$ 133	$ 162	$ 136	$ 111
Effective income tax rate	(13.50%)	25.00%		9.70%	29.10%	28.30%	23.70%	23.90%